SUPPLEMENT TO THE
FIDELITY NEW YORK
MUNICIPAL FUNDS MARCH 23, 1996 PROSPECTUS
The following information replaces the similar information found in the "Key Facts" section on page 4.
NEW YORK INSURED
STRATEGY: Invests mainly in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest, and whose interest is free from federal income tax and New York State and City income taxes.
NEW YORK INCOME
STRATEGY: Invests normally in investment-grade municipal securities whose interest is free from federal income tax and New York State and City income taxes.
The following information replaces the similar information found in the third paragraph of the "Investment Principles and Risks" section found on page 15.
NEW YORK MUNICIPAL INCOME seeks high current income that is free from federal income tax and New York State and City income taxes by investing in investment-grade municipal securities under normal conditions. Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between 8 and 18 years. As of January 31, 1996, the fund's dollar-weighted average maturity was approximately 14.2 years. FMR normally invests so that at least 80% of the fund's income distributions are free from federal and New York State and City income taxes.
The following information replaces the similar information found in the "Securities and Investment Practices" section found on page 16.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: New York Insured invests only in investment-grade securities. A security is considered to be investment-grade if it is judged by FMR to be of equivalent quality to securities rated Baa or BBB or higher by Moody's Investors Service or Standard & Poor's, respectively. New York Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities (sometimes called "municipal junk bonds"). A security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service, L.P., or is unrated but judged by FMR to be of equivalent quality. The fund may not invest in securities judged by FMR to be of equivalent quality to those rated lower than B by Moody's or S&P.
   The following information supplements the information found in the "Securities and Investment Practices" section beginning on page 16.
    CASH MANAGEMENT.    A fund may invest in money market securities and in
a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: New York Insured Municipal Income and New York Municipal Income do not currently intend to invest in a money market fund.
The following information replaces similar information found in the "How to Buy Shares" section on page 24.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
For New York Money Market $5,000
TO ADD TO AN ACCOUNT  $250
Through regular investment plans* $100
MINIMUM BALANCE $2,000
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 28.
These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the program materials for details.
The following information replaces the wire instructions for the money market fund found in the "How to Buy Shares" section on page 25.
For the money market fund:
Chase Manhattan Bank
Bank Routing  #021000021
FFC Fidelity/SAS INST DEP
Account # 323039502
Specify the complete name of the fund and include your account number.
   The following information replaces similar information found in the "How to Sell Shares" section on page 26.
    IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at least
$2,000 worth of shares in the account to keep it open.
The following information replaces similar information found in the "Transaction Details" section beginning on page 31.
    FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE    of
$12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
    IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000,    you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.


FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY NEW YORK MUNICIPAL TRUST II
FIDELITY NEW YORK INSURED MUNICIPAL INCOME FUND
FIDELITY NEW YORK MUNICIPAL INCOME FUND
FUNDS OF FIDELITY NEW YORK MUNICIPAL TRUST
SUPPLEMENT TO THE MARCH 23, 1996 STATEMENT OF ADDITIONAL INFORMATION
The following information replaces the similar information for each fund found in the "Investment Policies and Limitations" section beginning on page 2.
(NEW YORK MONEY MARKET)
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(NEW YORK INSURED)
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(NEW YORK INCOME)
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
The following information follows the last non-fundamental limitation for each fund in the "Investment Policies and Limitations" section beginning on page 2.
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces the similar information in the "Performance" section beginning on page 22.
Use the first table to find your approximate effective tax bracket taking into account federal, state, and city taxes for 1997.
1997 TAX RATES

Taxable Income*                              Federal     New York    New York    Combined       Combined
                                             Marginal    State       City        Federal and    Federal,
                                             Rate        Marginal    Marginal    State          State, and
                                                         Rate        Rate        Effective      Local
                                                                                 Rate**         Effective
                                                                                                Rate**

Single Return           Joint Return



$24,651 -    $25,000    $41,201 -    $45,000    28.0%   6.85%   3.76%   32.93%   35.64%

 25,001 -    50,000      45,001 -     90,000    28.0%   6.85%   3.82%   32.93%   35.68%

 50,001 --   124,650     90,001 -    108,000    31.0%   6.85%   3.88%   35.73%   38.40%

124,651 -    271,050    108,001 -    271,050    36.0%   6.85%   3.88%   40.38%   42.86%

271,051 -    +          271,051 -    +          39.6%   6.85%   3.88%   43.74%   46.10%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the appropriate table below to determine the tax-equivalent yield for a given tax-free yield.
NEW YORK CITY RESIDENTS - TRIPLE TAXES - 1997
If your combined federal, state, and local effective tax rate in 1997 is:
      35.64%   35.68%   38.40%   42.86%   46.10%


To match these

tax-free yields:   Your taxable investment would have to earn the following yield:


 3%   4.66%   4.66%   4.87%   5.25%   5.56%

 4%   6.22%    6.22%    6.49%    7.00%    7.42%

 5%   7.77%    7.77%    8.12%    8.75%    9.27%

 6%   9.32%    9.33%    9.74%    10.50%   11.13%

 7%   10.88%   10.88%   11.36%   12.25%   12.98%

 8%   12.43%   12.44%   12.99%   14.00%   14.84%

NEW YORK RESIDENTS (OUTSIDE NEW YORK CITY) - DOUBLE TAXES - 1997
If your combined federal and state effective tax rate in 1997 is:
      32.93%   3   5.73    %   40.   38    %   4   3.74    %


To match these

tax-free yields:   Your taxable investment would have to earn the following yield:


 3%         4.47%   4.67%   5.03%   5.33%

 4%         5.96%    6.22%    6.71%    7.11%

 5%         7.46%    7.78%    8.39%    8.89%

 6%         8.95%    9.34%    10.06%   10.66%

 7%         10.44%   10.89%   11.74%   12.44%

 8%         11.93%   12.45%   13.42%   14.22%

Each fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When a fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.

SUPPLEMENT TO THE
SPARTAN(registered trademark) NEW YORK
MUNICIPAL FUNDS MARCH
23, 1996 PROSPECTUS
The following information replaces the similar information found in the "Key Facts" section on page 3.
SPARTAN NY INTERMEDIATE
STRATEGY: Invests normally in investment-grade municipal securities whose interest is free from federal income tax and New York State and City income taxes, while maintaining an average maturity of three to 10 years.
SPARTAN NY INCOME
STRATEGY: Invests normally in investment-grade municipal securities whose interest is free from federal income tax and New York State and City income taxes.
The following information replaces the similar information found in the "Expenses"section beginning on page 5.
SPARTAN NY INTERMEDIATE
Management fee     .55%
12b-1 fee None
Other expenses      .00%
Total fund operating expenses .55%
SPARTAN NY INTERMEDIATE
 Account open Account closed
 After 1 year $ 6 $ 11
 After 3 years $ 18 $ 23
 After 5 years $ 31 $ 36
 After 10 years $ 69 $ 74
The following replaces the third and fourth paragraphs of the "Investment Principles and Risks" section beginning on page 14.
SPARTAN NEW YORK INTERMEDIATE MUNICIPAL INCOME seeks high current income that is free from federal income tax and New York State and City income taxes by investing in investment-grade municipal securities under normal conditions. Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of three to 10 years under normal conditions. FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and 10 years. As of January 31, 1996, the fund's dollar-weighted average maturity was 9.0 years. FMR normally invests at least 65% of the fund's total assets in state tax-free securities, and normally invests at least 80% of the fund's assets in municipal securities whose interest is free from federal income tax.
SPARTAN NEW YORK MUNICIPAL INCOME seeks high current income that is free from federal income tax and New York State and City income taxes by investing in investment-grade securities under normal conditions. Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of January 31, 1996, the fund's dollar-weighted average maturity was approximately
14.9 years. FMR normally invests so that at least 80% of the fund's income distributions are free from federal and New York State and City income taxes.
The following information replaces the similar information found in the "Securities and Investment Practices" section beginning on page 16.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: Spartan New York Intermediate and Spartan New York Income normally invest in investment-grade securities, but reserve the right to invest up to 5% of their assets in below investment-grade securities (sometimes called "municipal junk bonds"). A security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service, L.P., or is unrated but judged by FMR to be of equivalent quality.
   The following information supplements the information found in the "Securities and Investment Practices" section beginning on page 16.
CASH MANAGEMENT. A fund may invest in money market securities and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: Spartan New York Intermediate and Spartan New York Income do not currently intend to invest in a money market fund.
The following information replaces similar information found in the "Transaction Details" section beginning on page 31.
    FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE    of
$12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

SPARTAN(registered trademark) NEW YORK MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY NEW YORK MUNICIPAL TRUST II
SPARTAN(registered trademark) NEW YORK INTERMEDIATE MUNICIPAL INCOME FUND SPARTAN(registered trademark) NEW YORK MUNICIPAL INCOME FUND
FUNDS OF FIDELITY NEW YORK MUNICIPAL TRUST
SUPPLEMENT TO THE MARCH 23, 1996 STATEMENT OF ADDITIONAL INFORMATION
The following information replaces the similar information for each fund found in the "Investment Policies and Limitations" section beginning on page 2.
(SPARTAN NEW YORK MONEY MARKET)
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(SPARTAN NEW YORK INTERMEDIATE)
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(SPARTAN NEW YORK INCOME)
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
The following information follows the last non-fundamental limitation for each fund in the "Investment Policies and Limitations" section beginning on page 2.
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces the similar information in the "Performance" section beginning on page 20.
Use the first table to find your approximate effective tax bracket taking into account federal, state, and city taxes for 1997.
1997 TAX RATES

Taxable Income*                              Federal     New York    New York    Combined       Combined
                                             Marginal    State       City        Federal and    Federal,
                                             Rate        Marginal    Marginal    State          State, and
                                                         Rate        Rate        Effective      Local
                                                                                 Rate**         Effective
                                                                                                Rate**

Single Return           Joint Return



$24,651 -    $25,000    $41,201 -    $45,000    28.0%   6.85%   3.76%   32.93%   35.64%

 25,001 -    50,000      45,001 -     90,000    28.0%   6.85%   3.82%   32.93%   35.68%

 50,001 --   124,650     90,001 -    108,000    31.0%   6.85%   3.88%   35.73%   38.40%

124,651 -    271,050    108,001 -    271,050    36.0%   6.85%   3.88%   40.38%   42.86%

271,051 -    +          271,051 -    +          39.6%   6.85%   3.88%   43.74%   46.10%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the appropriate table below to determine the tax-equivalent yield for a given tax-free yield.
NEW YORK CITY RESIDENTS - TRIPLE TAXES - 1997
If your combined federal, state, and local effective tax rate in 1997 is:
      35.64%   35.68%   38.40%   42.86%   46.10%


To match these

tax-free yields:   Your taxable investment would have to earn the following yield:


 3%   4.66%   4.66%   4.87%   5.25%   5.56%

 4%   6.22%    6.22%    6.49%    7.00%    7.42%

 5%   7.77%    7.77%    8.12%    8.75%    9.27%

 6%   9.32%    9.33%    9.74%    10.50%   11.13%

 7%   10.88%   10.88%   11.36%   12.25%   12.98%

 8%   12.43%   12.44%   12.99%   14.00%   14.84%

NEW YORK RESIDENTS (OUTSIDE NEW YORK CITY) - DOUBLE TAXES - 1997
If your combined federal and state effective tax rate in 1997 is:
      32.93%   3   5.73    %   40.   38    %   4   3.74    %


To match these

tax-free yields:   Your taxable investment would have to earn the following yield:


 3%         4.47%   4.67%   5.03%   5.33%

 4%         5.96%    6.22%    6.71%    7.11%

 5%         7.46%    7.78%    8.39%    8.89%

 6%         8.95%    9.34%    10.06%   10.66%

 7%         10.44%   10.89%   11.74%   12.44%

 8%         11.93%   12.45%   13.42%   14.22%

Each fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When a fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.